SHARE- BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized in Financial Statements
The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Year ended December 31,
	2020	2019	2018

Share-based compensation – Attributable to equity holders of the Company	$355	$814	$1,424
Share-based compensation – Attributable to non-controlling interests (see Note 17f.)	3,742	764	307

	$4,097	$1,578	$1,731

Schedule of Share Options Outstanding
The following table summarizes information about share options outstanding at December 31, 2020:

	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
0.53 - 1.78	1,170,243	8.56	1.39
1.82 - 3.37	517,625	8.15	2.88
3.40 - 4.56	179,000	8.00	4.05
5.54 -8.36	911,000	6.33	5.99
8.47 - 13.77	932,834	3.27	11.72
14.12 - 22.10	320,000	2.92	15.44

Total	4,030,702	6.31	6.24

Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number of Share Options
The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company:

	2020		2019		2018
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	4,335,017	7.08	4,389,523	7.46	5,106,300	8.47
Granted	1,046,500	1.37	750,000	1.67	555,000	3.16
Exercised	(43,438)	2.45	-	-	(3,750)	2.64
Forfeited	(1,307,377)	6.98	(804,506)	7.13	(1,268,027)	9.66

Outstanding on December 31,	4,030,702	6.24	4,335,017	7.08	4,389,523	7.46

Exercisable at December 31,	2,556,360	8.54	2,855,405	9.09	2,843,582	8.95

Schedule of Assumptions Used to Value Options

The fair value of Company share options granted to employees, directors and consultants for the years ended December 31, 2020, 2019 and 2018 was estimated using the binomial model with the following assumptions:

	2020	2019	2018

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	34-41	33-34	35-42
Risk-free interest rate (%)	0.2-0.9	0.97-1.51	1.90-2.93
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-10	5-10	5-10

Subsidiaries Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number of Share Options
The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company's subsidiaries:

	2020		2019
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	460,038	0.13	205,543	0.05
Granted	837,847	1.85	255,370	0.2
Exercised	(36,520)	0.25	-	-
Forfeited	(58,386)	0.20	(875)	0.19

Outstanding on December 31,	1,202,979	1.32	460,038	0.13

Exercisable on December 31,	606,542	0.71	135,194	0.11

Schedule of Assumptions Used to Value Options

The fair value of Company's subsidiaries share options granted to employees, directors and consultants for the years ended December 31, 2020 and 2019 was estimated using the binomial model with the following assumptions:

	2020	2019

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	46-90	48-72
Risk-free interest rate (%)	0.07-0.9	0.11-2.03
Suboptimal factor	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-10	5-10